Finance Costs	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
FINANCE COSTS
9.	FINANCE COSTS

	Year ended December 31,
	2019 $'000	2018 $'000	2017 $'000
Group
Finance Income
Finance income received on net investment in lease	1	-	-
Total finance income	1	-	-

Finance Expense
Finance charge accrued on convertible loan notes	61	12	12
Interest expense on lease liabilities	31	-	-
Total finance Expense	92	12	12
Total Finance Cost	92	12	12